Related Party Balance and Transactions - Schedule of Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Related Party Balance and Transactions [Line Items]
Related party transactions	$ 129,807	$ 46,052	$ 247,174
Superior Fastening (HK) Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Related party balances	$ 512
Relationship	Mr. Lam, was also the director of the related company
Nature	Licensing fee expense
Related party transactions	$ 129,807	46,052	44,944
Vincent International Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Relationship	Mr. Lam, was also the director of the related company
Nature	Office support income
Related party transactions			(42,050)
Vincent International Limited 1 [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Nature	Manpower support income
Related party transactions		(31,055)
Marvellous Tech Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Relationship	Mr. Lam, was also the director of the related company
Nature	Manpower support income
Related party transactions		(102,623)	(50,761)
Related Party [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Related party balances	512
Related party transactions		(133,678)	(92,811)
Max Gold Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Relationship	Mr. Lam, was also the director of the related company
Nature	Management fee expense
Related party transactions			$ 202,230